CONSOLIDATED STATEMENT OF SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Total	Common Stock, par value 12 1/2¢ per share	Capital in excess of par value [Member]	Retained earnings [Member]	Accumulated other comprehensive (loss) income [Member]	Treasury stock [Member]	Non-controlling interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative adjustment	$ (33,719)
Cumulative adjustment | Accounting Standards Update 2016-16 [Member]				$ (33,719)
Beginning Balance at Dec. 31, 2016	1,631,134	$ 14,470	$ 152,481	3,818,535	$ (680,095)	$ (1,679,147)	$ 4,890
Beginning Balance, shares at Dec. 31, 2016						(36,645,153)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	295,867			295,665			202
Cumulative translation adjustment	54,609				54,609
Gains (losses) on derivatives qualifying as hedges; net of tax	(17,936)				(17,936)
Pension liability and postretirement adjustment; net of tax	5,940				5,940
Cash dividends declared	(209,860)			(209,860)
Stock options	5,766		4,558			$ 1,208
Stock options, shares						24,423
Treasury share repurchases, shares						(459,264)
Treasury share repurchases, value	(58,069)					$ (58,069)
Vested restricted stock units and awards, value	(11,005)		(20,779)			$ 9,774
Vested restricted stock units and awards, shares						169,185
Stock-based compensation, value	26,567		26,567
Ending Balance at Dec. 31, 2017	1,689,294	14,470	162,827	3,870,621	(637,482)	$ (1,726,234)	5,092
Ending Balance, shares at Dec. 31, 2017						(36,910,809)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative adjustment | Accounting Standards Update 2016-16 [Member]	2,068			2,068
Net income	339,706			337,302			2,404
Cumulative translation adjustment	(99,580)				(99,580)
Gains (losses) on derivatives qualifying as hedges; net of tax	15,078				15,078
Pension liability and postretirement adjustment; net of tax	19,757				19,757
Cash dividends declared	(253,577)			(253,577)
Stock options	4,340		2,152			$ 2,188
Stock options, shares						46,474
Impact of Frutarom acquisition	2,051,040		1,346,229			$ 701,111	3,700
Impact of Frutarom acquisition, shares						14,901,445
Treasury share repurchases, shares						(108,109)
Treasury share repurchases, value	(15,475)					$ (15,475)
Vested restricted stock units and awards, value	(2,958)		(10,650)			$ 7,692
Vested restricted stock units and awards, shares						164,064
Stock-based compensation, value	29,401		29,401
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(966)			(193)			(773)
Issuance of equity	2,268,094	1,596	2,266,498
Redeemable NCI	(2,848)		(2,848)
Ending Balance at Dec. 31, 2018	$ 6,043,374	16,066	3,793,609	3,956,221	(702,227)	$ (1,030,718)	10,423
Ending Balance, shares at Dec. 31, 2018	(21,906,935)					(21,906,935)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative adjustment | Accounting Standards Update 2016-02 [Member]	$ 23,094			23,094
Cumulative adjustment | Accounting Standards Update 2017-12 [Member]	0			(981)	981
Net income	459,602			455,873			3,729
Cumulative translation adjustment	22,972				22,972
Gains (losses) on derivatives qualifying as hedges, net of tax	(2,678)				(2,678)
Cumulative translation adjustment	23,953
Pension liability and postretirement adjustment; net of tax	(35,942)				(35,942)
Cash dividends declared	(315,770)			(315,770)
Stock options	7,643		6,966			$ 677
Stock options, shares						14,346
Vested restricted stock units and awards, value	(2,591)		(9,808)			$ 7,217
Vested restricted stock units and awards, shares						153,751
Stock-based compensation, value	34,482		34,482
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(2,541)			(633)			(1,908)
Redeemable NCI	(2,097)		(2,097)
Ending Balance at Dec. 31, 2019	$ 6,229,548	$ 16,066	$ 3,823,152	$ 4,117,804	$ (716,894)	$ (1,022,824)	$ 12,244
Ending Balance, shares at Dec. 31, 2019	(21,738,838)					21,738,838